UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
       This Amendment (Check only one):   [ ] is a restatement
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Capital Returns Management, LLC
Address:   717 5th Avenue
           14th Floor
           New York, New York 10022


Form 13F File Number: (to be determined after filing)
                     --------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald D. Bobman
Title:      President
Phone:      212-813-0860

Signature, Place and Date of Signing:


       /s/ Ronald D. Bobman              New York, NY         February 14, 2012
---------------------------------  ------------------------   -----------------
           [Signature]                   [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              19
                                          ----------------------

Form 13F Information Table Value Total:  $        111,289
                                          ----------------------
                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                CAPITAL RETURNS MANAGEMENT, LLC
                                                  FORM 13F INFORMATION TABLE
                                                QUARTER ENDED DECEMBER 31, 2011

---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALLIED WRLD ASSUR COM HLDG A SHS            H01531104    5,330   84,700 SH       SOLE                 84,700
ALTERRA CAPITAL HOLDINGS LIM COM            G0229R108    7,381  312,339 SH       SOLE                312,339
ARCH CAP GROUP LTD           ORD            G0450A105    5,731  153,924 SH       SOLE                153,924
AXIS CAPITAL HOLDINGS        SHS            G0692U109    5,563  174,049 SH       SOLE                174,049
BROWN & BROWN INC            COM            115236101    4,713  208,276 SH       SOLE                208,276
CHUBB CORP                   COM            171232101    6,611   95,500 SH       SOLE                 95,500
CNA FINL CORP                COM            126117100   10,109  377,888 SH       SOLE                377,888
CNINSURE INC                 SPONSORED ADR  18976M103    1,183  170,900 SH       SOLE                170,900
FIRST ACCEPTANCE CORP        COM            318457108      800  587,947 SH       SOLE                587,947
GALLAGHER ARTHUR J & CO      COM            363576109    8,840  264,358 SH       SOLE                264,358
HARTFORD FINL SVCS GROUP INC COM            416515104    4,656  286,500 SH       SOLE                286,500
METLIFE INC                  COM            59156R108    7,443  238,700 SH       SOLE                238,700
PARTNERRE LTD                COM            G6852T105    4,581   71,343 SH       SOLE                 71,343
PLATINUM UNDERWRITER HLDGS L COM            G7127P100    4,410  129,280 SH       SOLE                129,280
REINSURANCE GROUP AMER INC   COM NEW        759351604    4,961   94,956 SH       SOLE                 94,956
RENAISSANCERE HOLDINGS LTD   COM            G7496G103    4,031   54,204 SH       SOLE                 54,204
TRAVELERS COMPANIES INC      COM            89417E109    7,734  130,700 SH       SOLE                130,700
VALIDUS HOLDINGS LTD         COM SHS        G9319H102    8,385  266,178 SH       SOLE                266,178
XL GROUP PLC                 SHS            G98290102    8,827  446,499 SH       SOLE                446,499